Equity and Debt Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity and Debt Investments	Equity and Debt Investments
The Company's equity investments and debt securities, excluding those classified as held for sale, are represented by the following:

(In thousands)	March 31, 2019	December 31, 2018
Equity Investments
Equity method investments
Investment ventures	$2,282,817	$2,151,847
Private funds	129,451	124,826
	2,412,268	2,276,673
Other equity investments
Marketable equity securities	131,226	36,438
Investment ventures	96,612	95,196
Private fund and retail company	31,024	24,607
Total equity investments	2,671,130	2,432,914

Debt Securities
N-Star CDO bonds, available for sale	64,410	64,127
CMBS of consolidated fund, at fair value	21,139	32,706
Total debt securities	85,549	96,833
Equity and debt investments	$2,756,679	$2,529,747

Equity Investments
The Company's equity investments represent noncontrolling equity interests in various entities, including investments for which fair value option was elected.
Equity Method Investments
The Company owns significant interests in Colony Credit and NRE, both publicly-traded REITs that it manages. The Company accounts for its investments under the equity method as it exercises significant influence over operating and financial policies of these entities through a combination of its ownership interest, its role as the external manager and board representation, but does not control these entities. The Company also owns equity method investments that are structured as joint ventures with one or more private funds or other investment vehicles managed by the Company, or with third party joint venture partners. These investment ventures are generally capitalized through equity contributions from the members and/or leveraged through various financing arrangements. The Company elected the fair value option to account for its interests in certain investment ventures and limited partnership interests in third party private equity funds (see Note 11).
The liabilities of the equity method investment entities may only be settled using the assets of these entities and there is no recourse to the general credit of either the Company or the other investors for the obligations of these investment entities. Neither the Company nor the other investors are required to provide financial or other support in excess of their capital commitments. The Company’s exposure to the investment entities is limited to its equity method investment balance.
The Company’s investments accounted for under the equity method, including investments for which fair value option was elected, are summarized below:

($ in thousands)			Ownership Interest at March 31, 2019 (1)	Carrying Value at
Investments	Description			March 31, 2019	December 31, 2018
Colony Credit Real Estate, Inc.	Common equity in publicly traded commercial real estate credit REIT managed by the Company and membership units in its operating subsidiary	(2)	36.4%	$1,027,345	$1,037,754
NorthStar Realty Europe Corp.	Common equity in publicly traded equity REIT managed by the Company	(2)	11.3%	88,058	87,696
RXR Realty	Common equity in investment venture with a real estate investor, developer and investment manager		27.2%	100,386	95,418
Preferred equity	Preferred equity investments with underlying real estate	(3)	NA	221,183	219,913
ADC investments	Investments in acquisition, development and construction loans in which the Company participates in residual profits from the projects, and the risk and rewards of the arrangements are more similar to those associated with investments in joint ventures	(4)	Various	502,023	481,477
Private funds	General partner and/or limited partner interests in private funds (excluding carried interest allocation)	(5)	Various	109,905	109,393
Private funds—carried interest	Disproportionate allocation of returns to the Company as general partner or equivalent based on the extent to which cumulative performance of the fund exceeds minimum return hurdles	(5)	Various	14,191	9,525
Other investment ventures	Interests in 17 investments at March 31, 2019		Various	171,046	154,412
Fair value option	Interests in initial stage, real estate development and hotel ventures and limited partnership interests in private equity funds		Various	178,131	81,085
				$2,412,268	$2,276,673
__________

(1)
The Company's ownership interest represents capital contributed to date and may not be reflective of the Company's economic interest in the entity because of provisions in operating agreements governing various matters, such as classes of partner or member interests, allocations of profits and losses, preferential returns and guaranty of debt. Each equity method investment has been determined to be either a VIE for which the Company was not deemed to be the primary beneficiary or a voting interest entity in which the Company does not have the power to control through a majority of voting interest or through other arrangements.

(2)
These entities are governed by their respective boards of directors. The Company's role as manager is under the supervision and direction of such entity's board of directors, which includes representatives from the Company but the majority of whom are independent directors.

In connection with the Company's investment in NRE, the Company has an ownership waiver under NRE’s charter which allows the Company to own up to 45% of NRE’s common stock, and to the extent the Company owns more than 25% of NRE’s common stock, the Company will vote the excess shares in the same proportion that the remaining NRE shares not owned by the Company are voted.

(3)	Some preferred equity investments may not have a stated ownership interest.

(4)
The Company owns varying levels of stated equity interests in certain acquisition, development and construction ("ADC") arrangements as well as profit participation interests without a stated ownership interest in other ADC arrangements.

(5)	Excludes the Company's general partner equity, including carried interest, associated with the open-end industrial fund which is classified as held for sale for all periods presented (Note 7).
Impairment of Equity Method Investments
The Company evaluates its equity method investments for other-than-temporary impairment ("OTTI").
Impairment of $2.6 million was recorded in equity method earnings for the three months ended March 31, 2019 based upon a pending sale of the underlying real estate held by the investee.
No OTTI was recognized for the three months ended March 31, 2018. However, impairment of $61.2 million was subsequently recorded during the year ended December 31, 2018. In making its assessment, the Company considered a variety of factors and assumptions specific to each investment, including: offer prices on the Company's investment; expected payoffs from sales of the underlying business of the investee; estimated fair values or sale proceeds of the underlying real estate held by the investee; estimated enterprise value of the investee; or discounted cash flows from the investment.
Colony Credit—In January 2018, the Company deconsolidated the CLNY Contributed Entities and measured its interest in Colony Credit based upon its proportionate share of Colony Credit's estimated fair value at the closing date of the Combination. The excess of fair value over carrying value of the Company's equity interest in the CLNY Investment Entities upon deconsolidation of $9.9 million was recognized in other gain on the consolidated statement of operations in the three months ended March 31, 2018.
Colony Credit’s class A common stock had traded between $15.32 and $23.23 per share since its inception through March 29, 2019, the last trading day of the first quarter. At March 31, 2019, the Company's investment in Colony Credit had a carrying value of $1.03 billion or $21.43 per share, which was approximately $276.7 million in excess of its fair value of $750.7 million based upon the closing stock price of $15.66 per share on March 29, 2019. The Company believes that the carrying value of its investment in Colony Credit is recoverable in the near term and determined that its investment in Colony Credit was not other-than-temporarily impaired as of March 31, 2019. If Colony Credit's common stock continues to trade below the Company's carrying value for a prolonged period of time, an other-than-temporary impairment may be recognized in the future.
Other Equity Investments
Other equity investments that do not qualify for equity method accounting consist of the following:
Marketable Equity Securities—These are equity investment in a third party managed mutual fund and publicly traded equity securities held by a consolidated private open-end fund. The equity securities of the consolidated fund comprise listed stock predominantly in the U.S. and to a lesser extent, in the United Kingdom, and primarily in the financial, real estate and consumer sectors.
Investment Ventures—This represents primarily common equity in the Albertsons/Safeway supermarket chain (with 50% ownership by a co-investment partner) which was initially recorded at cost and prior to 2018, adjusted for distributions in excess of cumulative earnings. There were no adjustments for any impairment or observable price changes.
Private Fund and Retail Company—This represents limited partnership interest in a third party private fund sponsored by an equity method investee and interest in the Company's sponsored non-traded REIT, NorthStar Healthcare Income, Inc. ("NorthStar Healthcare"), for which the Company elected the NAV practical expedient (see Note 11).
Investment Commitments
Investment Ventures—Pursuant to the operating agreements of certain unconsolidated ventures, the venture partners may be required to fund additional amounts for future investments, unfunded lending commitments, ordinary operating costs, guaranties or commitments of the venture entities. The Company also has lending commitments under ADC arrangements which are accounted for as equity method investments. At March 31, 2019, the Company’s share of these commitments was $31.3 million.
Private Funds—At March 31, 2019, the Company has unfunded commitments of $270.8 million to funds sponsored or co-sponsored by the Company that are accounted for as equity method investments.
Debt Securities
The Company's investment in debt securities is composed of N-Star CDO Bonds, classified as available-for-sale ("AFS") and commercial mortgage-backed securities (“CMBS”) held by a consolidated sponsored investment company that is currently in liquidation, accounted for at fair value through earnings.
AFS Debt Securities
The N-Star CDO bonds are investment-grade subordinate bonds retained by NRF from its sponsored collateralized debt obligations ("CDOs"), and CDO bonds originally issued by NRF that were subsequently repurchased by NRF at a discount. These CDOs are collateralized primarily by commercial real estate ("CRE") debt and CRE securities.
The following tables summarize the balance and activities of the N-Star CDO bonds.

		Gross Cumulative Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Fair Value
March 31, 2019	$65,732	$2,180	$(3,502)	$64,410
December 31, 2018	67,513	1,565	(4,951)	64,127
Results from disposition of N-Star CDO bonds, with realized gains (losses) recorded in other gain (loss), were as follows for the three months ended March 31, 2018. There were no dispositions in the three months ended March 31, 2019.

Three Months Ended March 31,
(In thousands)	2018
Proceeds from sale	$63,185
Gross realized gain (including $8,205 of unrealized gain transferred from AOCI)	8,384
Gross realized loss	499
Impairment of AFS Debt Securities
The following table presents AFS debt securities that have been in a gross unrealized loss position:

	March 31, 2019				December 31, 2018
	Less Than 12 Months		More Than 12 Months		Less Than 12 Months
(In thousands)	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
N-Star CDO bonds	$9,194	$409	$42,865	$3,093	$54,459	$4,951

The Company performs an assessment, at least quarterly, to determine whether a decline in fair value below amortized cost of AFS debt securities is other than temporary. OTTI exists when either (i) the holder has the intent to sell the impaired security, (ii) it is more likely than not the holder will be required to sell the security, or (iii) the holder does not expect to recover the entire amortized cost of the security. In assessing OTTI and estimating future expected cash flows, factors considered include, but are not limited to, credit rating of the security, financial condition of the issuer, defaults for similar securities, performance and value of assets underlying an asset-backed security.
OTTI loss of $0.7 million was recorded during the three months ended March 31, 2019. For the three months ended March 31, 2018, the Company recorded $4.4 million of OTTI loss in other gain (loss) due to an adverse change in expected cash flows on N-Star CDOs, and CMBS held by consolidated N-Star CDOs which were subsequently deconsolidated in the second quarter of 2018. The Company believed that it was not likely that it would recover the amortized cost on these securities prior to selling them.
At March 31, 2019 and December 31, 2018, the Company believed that the N-Star CDOs with unrealized loss in accumulated other comprehensive income were not other than temporarily impaired as it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.	Equity Investments
As discussed in Note 4, upon closing of the Combination on January 31, 2018, the Company contributed its interests in the CLNY Investment Entities to Colony Credit and deconsolidated these entities, which included interests in third party private funds and acquisition, development and construction or ADC loans with a combined carrying value of approximately $208.7 million. In consideration for its contribution, the Company received equity interest in Colony Credit, accounted for under the equity method.
The Company's investments represent noncontrolling equity interests in various entities, including investments for which fair value option was elected but excluding equity investments classified as held for sale, as follows:

(In thousands)	December 31, 2018	December 31, 2017
Equity method investments
Investment ventures	$2,151,847	$1,297,180
Private funds	124,826	227,034
	2,276,673	1,524,214
Other equity investments
Marketable equity securities of consolidated funds	26,754	35,600
Investment ventures	95,196	89,261
Private funds and retail companies	34,291	38,924
	$2,432,914	$1,687,999

Equity Method Investments
The Company owns significant interests in Colony Credit and NRE, both publicly-traded REITs that it manages. The Company accounts for its investments under the equity method as it exercises significant influence over operating and financial policies of these entities through a combination of its ownership interest, its role as the external manager and board representation, but does not control these entities. The Company also owns equity method investments that are structured as joint ventures with one or more private funds or other investment vehicles managed by the Company, or with third party joint venture partners. These investment ventures are generally capitalized through equity contributions from the members and/or leveraged through various financing arrangements. The Company elected the fair value option to account for its interests in certain investment ventures and limited partnership interests in third party private equity funds acquired through the Merger (see Note 14).
The assets of the equity method investment entities may only be used to settle the liabilities of these entities and there is no recourse to the general credit of either the Company or the other investors for the obligations of these investment entities. Neither the Company nor the other investors are required to provide financial or other support in excess of their capital commitments. The Company’s exposure to the investment entities is limited to its equity method investment balance.
The Company’s investments accounted for under the equity method, including investments for which fair value option was elected, are summarized below:

($ in thousands)			Ownership Interest at December 31, 2018 (1)	Carrying Value at
Investments	Description			December 31, 2018	December 31, 2017
Colony Credit Real Estate, Inc.	Common equity in publicly traded commercial real estate credit REIT managed by the Company and membership units in its operating subsidiary	(2)	36.6%	$1,037,754	$—
NorthStar Realty Europe Corp	Common equity in publicly traded equity REIT managed by the Company	(2)	11.2%	87,696	73,578
RXR Realty	Common equity in investment venture with a real estate investor, developer and investment manager		27.2%	95,418	105,082
Preferred equity	Preferred equity investments with underlying real estate	(3)	NA	219,913	440,704
ADC investments	Investments in acquisition, development and construction loans in which the Company participates in residual profits from the projects, and the risk and rewards of the arrangements are more similar to those associated with investments in joint ventures	(4)	Various	481,477	331,268
Private funds	General partner and/or limited partner interests in private funds (excluding carried interest allocation)	(5)	Various	109,393	22,261
Private funds—carried interest	Disproportionate allocation of returns to the Company as general partner or equivalent based on the extent to which cumulative performance of the fund exceeds minimum return hurdles	(5)	Various	9,525	—
Other investment ventures	Interests in 18 investments, each with no more than $66 million carrying value at December 31, 2018		Various	154,412	187,420
Fair value option	Interests in initial stage or real estate development ventures and limited partnership interests in private equity funds		Various	81,085	363,901
				$2,276,673	$1,524,214
__________

(1)
The Company's ownership interest represents capital contributed to date and may not be reflective of the Company's economic interest in the entity because of provisions in operating agreements governing various matters, such as classes of partner or member interests, allocations of profits and losses, preferential returns and guaranty of debt. Each equity method investment has been determined to be either a VIE for which the Company was not deemed to be the primary beneficiary or a voting interest entity in which the Company does not have the power to control through a majority of voting interest or through other arrangements.

(2)
These entities are governed by their respective boards of directors. The Company's role as manager is under the supervision and direction of such entity's board of directors, which includes representatives from the Company but the majority of whom are independent directors. In connection with the Company's investment in NRE, the Company has an ownership waiver under NRE’s charter which allows the Company to own up to 45% of NRE’s common stock, and to the extent the Company owns more than 25% of NRE’s common stock, the Company will vote the excess shares in the same proportion that the remaining NRE shares not owned by the Company are voted.

(3)	Some preferred equity investments may not have a stated ownership interest.

(4)	The Company owns varying levels of stated equity interests in certain ADC investments as well as profit participation interests without a stated ownership interest in other ADC investments.

(5)	Excludes the Company's general partner equity, including carried interest, associated with the open-end industrial fund which is classified as held for sale for all periods presented (Note 10).
Significant Sale of Investments—In 2017, the Company had an investment in the single family residential business through its equity method investee, Starwood Waypoint Homes (formerly, Colony Starwood Homes). The Company monetized its investment through a sale of all of its shares in Starwood Waypoint Homes in March 2017 and June 2017 for total net proceeds of $500.5 million and recognized a gain of $191.2 million in aggregate, included in earnings from investments in unconsolidated ventures.
Impairment—The Company evaluated its equity method investments for OTTI and determined that certain equity method investments were other-than-temporarily impaired and recorded aggregate impairment in equity method earnings of $61.2 million and $6.8 million for the years ended December 31, 2018 and 2017, respectively. In making these assessments, the Company considered a variety of factors and assumptions specific to each investment, including: offer prices on the Company's investment; expected payoffs from sales of the underlying business of the investee; estimated fair values or sale proceeds of the underlying real estate held by the investee; estimated enterprise value of the investee; or discounted cash flows from the investment.
As discussed in Note 4, the Company had measured its interest in Colony Credit based upon its proportionate share of Colony Credit's fair value at the closing date of the Combination. Colony Credit’s class A common stock had traded between $15.56 and $23.23 per share in 2018, and closed at $15.79 per share on December 31, 2018. At December 31, 2018, the carrying value of the Company's investment in Colony Credit was $21.65 per share. As of December 31, 2018, the Company determined that its investment in Colony Credit was not other-than-temporarily impaired as the Company believes that the carrying value of its investment in Colony Credit is recoverable in the near term. If Colony Credit's common stock continues to trade below the Company's carrying value for a prolonged period of time, an other-than-temporary impairment may be recognized in the future.
Combined Financial Information of Equity Method Investees
The following tables present selected combined financial information of the Company's equity method investees:
Selected Combined Balance Sheet Information

(In thousands)	December 31, 2018	December 31, 2017
Total assets	$15,499,159	$9,537,068
Total liabilities	9,803,705	5,357,936
Owners' equity	5,511,548	3,662,764
Noncontrolling interests	183,906	516,368
Selected Combined Statements of Operations Information

	Year Ended December 31,
(In thousands)	2018	2017	2016
Total revenues	$1,486,511	$1,519,728	$819,726
Net income (loss)	220,191	174,222	(32,493)
Net income (loss) attributable to noncontrolling interests	23,878	(18,381)	(3,494)
Net income (loss) attributable to owners	196,313	192,603	(28,999)

Other Equity Investments
Other equity investments that do not qualify for equity method accounting consist of the following:
Marketable Equity Securities—These are publicly traded equity securities held by a consolidated investment company and a consolidated private open-end fund. These equity securities comprise listed stock predominantly in the U.S. and to a lesser extent, in the United Kingdom, and primarily in the financial, real estate and consumer sectors.
Investment Ventures—This represents primarily common equity in the Albertsons/Safeway supermarket chain (with 50% ownership by a co-investment partner) which was initially recorded at cost and prior to 2018, adjusted for distributions in excess of cumulative earnings. There were no adjustments for any impairment or observable price changes in 2018.
Retail Companies—At December 31, 2018, the Company has an interest in its sponsored non-traded REIT, NorthStar Healthcare Income, Inc. ("NorthStar Healthcare") and an investment in a third party managed open-end mutual fund for which the Company applies the NAV practical expedient (see Note 14). Another sponsored non-traded REIT, NorthStar/RXR New York Metro Real Estate, Inc. ("NorthStar/RXR NY Metro") terminated its offering period effective March 31, 2018 and was subsequently liquidated in October 2018, whereby the Company, together with its co-sponsor, RXR Realty LLC, had their shares redeemed for $0.01 per share, effectively forfeiting their investments. As a result, the Company wrote off its $1.5 million equity investment in NorthStar/RXR NY Metro in the third quarter of 2018.
Private Funds—This represents a limited partnership interest in a third party private fund sponsored by an equity method investee for which the Company elected the NAV practical expedient (see Note 14).
Investment Commitments
Investment Ventures—Pursuant to the operating agreements of certain unconsolidated ventures, the venture partners may be required to fund additional amounts for future investments, unfunded lending commitments, ordinary operating costs, guaranties or commitments of the venture entities. The Company also has lending commitments under ADC arrangements which are accounted for as equity method investments. At December 31, 2018, the Company’s share of these commitments was $47.8 million.
Private Funds—At December 31, 2018, the Company has unfunded commitments of $288.3 million to funds sponsored or co-sponsored by the Company that are accounted for as equity method investments.